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                                           497(e) File Nos. 2-90518 and 811-4006

                      SUPPLEMENT DATED JANUARY 14, 1998
                                      TO
                         PROSPECTUS DATED MAY 1, 1997

                            LANDMARK BALANCED FUND
                             LANDMARK EQUITY FUND
                        LANDMARK SMALL CAP EQUITY FUND

THE FINAL SENTENCE OF THE PARAGRAPH IN THE PROSPECTUS ENTITLED "PROSPECTUS SUMMARY - INVESTMENT OBJECTIVES AND POLICIES: LANDMARK BALANCED FUND" ON PAGE 2 IS HEREBY DELETED AND REPLACED BY THE FOLLOWING:

In selecting common stocks for Balanced Portfolio, the Adviser uses a value oriented approach, emphasizing securities issued by established companies with medium to large capitalizations, i.e., $750 million or more, and seasoned management teams ("Established Companies") that, in the opinion of the Adviser, are temporarily out of favor but have good longer term business prospects.

THE SECOND PARAGRAPH OF THE SECTION OF THE PROSPECTUS ENTITLED "INVESTMENT INFORMATION - INVESTMENT POLICIES" ON PAGE 9 RELATING TO THE BALANCED FUND IS HEREBY DELETED AND REPLACED BY THE FOLLOWING:

The equity portion of the Fund is invested primarily in the equity securities of established companies with medium to large capitalizations, i.e., $750 million or more, and seasoned management teams ("Established Companies"). In selecting equity securities, the Adviser uses a value oriented approach, emphasizing securities of issuers that, in the opinion of the Adviser, are temporarily out of favor but have good longer term business prospects. Equity securities include common stocks, preferred stocks, convertible securities and warrants for the purchase of stock. Convertible securities purchased by the Adviser for the equity portion of the Fund are not subject to the rating requirements applicable to the Fund's purchase of fixed income investments (described below).

The Adviser evaluates securities using fundamental analysis and seeks to purchase securities that are believed to be undervalued relative to a company's cash flow, earnings prospects, growth rate and/or dividend paying ability. The Adviser believes that securities of companies which are temporarily out of favor due to earnings declines, cyclical business downturns or other adverse factors may provide a higher total return over time than securities of companies whose positive attributes are more accurately reflected in the security's current price.

The Fund seeks to invest primarily in companies with a record of earnings and dividend payments but may, from time to time, invest in securities that pay no dividends or interest.

The Fund's fixed income investments include corporate bonds and notes, preferred securities and government obligations. All of the Fund's long-term non-convertible debt investments are investment grade securities (rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard & Poor's Ratings Group ("S&P")) or securities which the Adviser believes to be of comparable quality. Less than 5% of the Fund's investments consist of securities rated Baa by Moody's or BBB by S&P. Securities with these ratings may have speculative characteristics.

THE SECTION OF THE PROSPECTUS ENTITLED "MANAGEMENT -INVESTMENT ADVISER - BALANCED FUND" ON PAGE 19 IS HEREBY DELETED AND REPLACED BY THE FOLLOWING:

Barbara G. Marcin and Mark Lindbloom are the managers of the Balanced Fund. Ms. Marcin, a Senior Portfolio Manager responsible for managing over $730 million in U.S. equity and balanced accounts for individuals, has managed the equity portion of the portfolio since January 1998. She is a member of Citibank's Global Investment Committee. Ms. Marcin has over ten years of investment experience. Prior to joining Citibank as a Vice President and portfolio manager in 1993, she was a Vice President and portfolio manager at Fiduciary Trust Company International. She previously worked for three years in the Personal Financial Management Group at E.F. Hutton. Mr. Lindbloom, a Vice President of Citibank, N.A. and a portfolio manager, has managed the fixed income portion of the portfolio since June 1993. He came to Citibank in 1986 from Brown Brothers Harriman & Co., where he managed fixed income assets for discretionary corporate portfolios.

THE SECTION OF THE PROSPECTUS ENTITLED "APPENDIX - PERMITTED INVESTMENTS AND INVESTMENT PRACTICES" ON PAGE 25 IS HEREBY SUPPLEMENTED BY THE FOLLOWING:

Convertible Securities. The Balanced Fund may invest in convertible securities. A convertible security is a fixed income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed income security) or its "conversion value" (i.e., its value upon conversion into its underlying stock). As a fixed income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates increase. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

THE FOLLOWING APPLIES ONLY TO LANDMARK EQUITY FUND AND LANDMARK SMALL CAP EQUITY FUND:

Currently, Landmark Equity Fund invests all of its investable assets in Large Cap Growth Portfolio, and Landmark Small Cap Equity Fund invests all of its investable assets in Small Cap Growth Portfolio. Large Cap Growth Portfolio and Small Cap Growth Portfolio were formerly known as "Equity Portfolio" and "Small Cap Equity Portfolio," respectively. Shareholders of the Funds have approved an amendment to the Funds' Declaration of Trust and fundamental investment restrictions to allow these Funds to invest in one or more investment companies. The Equity Fund has no current intention to change its policy of investing all of its investable assets in Large Cap Growth Portfolio, and the Small Cap Equity Fund has no current intention to change its policy of investing all of its investable assets in Small Cap Growth Portfolio.

Shareholders also approved new Management Agreements with Citibank for the Funds and the Portfolios and new Rule 12b-1
Service Plans for the Funds. The new Management Agreements for the Funds and Portfolios and the new Rule 12b-1 Service Plans went into effect as of November 1, 1997. The Funds' total expense ratios are not expected to increase as a result of the new Management Agreements and Service Plans.

Under the new Fund and Portfolio Management Agreements, Citibank is responsible for the overall management of each Fund's business affairs, and those of its corresponding Portfolio, and provides investment advisory as well as administrative services to the Funds and Portfolios. Under the new Fund Management Agreements, the Equity Fund pays Citibank management fees equal on an annual basis to 0.30% of that Fund's average daily net assets, and the Small Cap Equity Fund pays Citibank management fees equal on an annual basis to 0.35% of that Fund's average daily net assets.

Under the new Portfolio Management Agreements, Large Cap Growth Portfolio pays Citibank management fees equal on an annual basis to 0.60% of that Portfolio's average daily net assets and Small Cap Growth Portfolio pays Citibank management fees equal on an annual basis to 0.75% of that Portfolio's average daily net assets.

Under the new Service Plans, the Funds may pay the distributor monthly fees in an amount not to exceed 0.25% per annum of the Funds' average daily net assets for both distribution and service matters.

The Funds' and Portfolios' Boards of Trustees also approved a change in the fiscal year-end for the Funds and the Portfolios from December 31st to October 31st.

As of September 1, 1997, the custodian for the assets of the Funds and the Portfolios is State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.